Losses Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Losses Per Share
Schedule of basic losses per share

	Year Ended December 31,
	2020	2019	2018
Weighted average number of outstanding ordinary shares in issue	697,931,437	665,683,145	664,263,820
Net loss attributable to the Company (US$’000)	(125,730)	(106,024)	(74,805)
Losses per share attributable to the Company (US$ per share)	(0.18)	(0.16)	(0.11)